OTHER INTANGIBLE ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 419	$ 430
Minimum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	15 years
Maximum [Member]
Finite Lived Intangible Assets [Line Items]
Estimated Useful Life (in Years)	20 years